SEGMENT REPORTING	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
SEGMENT REPORTING	SEGMENT REPORTING
The Group’s Chief Operating Decision Maker (“CODM”) reviews results of operations to make decisions about allocating resources and assessing performance. Based on the current reporting structures, decision-making processes and considering the aggregation criteria in IFRS 8.12, the Company identified three reportable segments: Technical Apparel, Outdoor Performance and Ball & Racquet Sports.
The Company measures each segment’s performance based on revenue and adjusted operating profit as these are the measures used by the CODM for assessing the performance of operating segments and allocating resources.
Information on reportable segments
For the three months ended June 30, 2024

In millions	Technical Apparel	Outdoor Performance	Ball & Racquet Sports	Reconciliation[5]	Group
Revenue	$407.3	$304.0	$282.5	$-	$993.8
Depreciation and amortization	$27.6	$25.2	$8.1	$1.9	$62.8

Adjusted operating profit/(loss)	$57.8	$(6.5)	$3.2	$(25.2)	$29.3
Adjustments
PPA[1]					(10.7)
Restructuring expenses[2]					(8.8)
Expenses related to transaction activities[3]					(12.2)
Expenses related to share-based incentive plans[4]					(6.1)
Finance cost					(47.7)
Finance income					2.5
Loss before tax					$(53.7)
[1]Purchase Price Adjustments ("PPA") include amortization and depreciation on the fair value adjustments of intangible and tangible assets resulting from Amer Sports' acquisition in 2019. For further information, please refer to Note 1. The Company, in the Group’s annual report on Form 20-F for the year ended December 31, 2023.
[2]Includes expenses for restructuring from severance, exit and termination events, and other non-recurring costs from payroll tax audits.
[3]Includes advisory fees in connection with M&A activities and non-recurring costs associated with the IPO and disposal of businesses.
[4]Includes expenses for the share-based payments and for fixed cash compensation on stock options vested at period end under the 2019 and 2023 ESOP plans. Refer to Note 5. Share-Based Payments for additional information about the 2019 and 2023 ESOP plans.
[5]Includes corporate expenses, which have not been allocated to the reportable segments.
For the three months ended June 30, 2023

In millions	Technical Apparel	Outdoor Performance	Ball & Racquet Sports	Reconciliation[4]	Group
Revenue	$303.0	$273.6	$280.2	$-	$856.8
Depreciation and amortization	$20.6	$23.5	$6.7	$1.6	$52.4

Adjusted operating profit/(loss)	$39.6	$(16.2)	$7.5	$(10.0)	$20.9
Adjustments
PPA[1]					(10.7)
Restructuring expenses[2]					(0.2)
Expenses related to transaction activities[3]					(2.5)
Finance cost					(101.1)
Finance income					1.8
Loss before tax					$(91.8)
1PPA includes amortization and depreciation on the fair value adjustments of intangible and tangible assets resulting from Amer Sports' acquisition in 2019. For further information, please refer to Note 1. The Company, in the Group’s annual report on Form 20-F for the year ended December 31, 2023.
[2]Includes expenses for restructuring from severance, exit and termination events.
[3]Includes advisory fees in connection with M&A activities and non-recurring costs associated with the IPO and disposal of businesses.
[4]Includes corporate expenses, which have not been allocated to the reportable segments.
For the six months ended June 30, 2024

In millions	Technical Apparel	Outdoor Performance	Ball & Racquet Sports	Reconciliation[5]	Group
Revenue	$917.6	$704.0	$555.1	$-	$2,176.7
Depreciation and amortization	$55.6	$50.5	$15.7	$3.5	$125.3

Adjusted operating profit/(loss)	$175.1	$12.8	$14.0	$(42.9)	$159.0
Adjustments
PPA[1]					(21.4)
Restructuring expenses[2]					(9.7)
Expenses related to transaction activities[3]					(18.0)
Expenses related to share-based incentive plans[4]					(9.4)
Finance cost					(130.0)
Loss on debt extinguishment					(14.3)
Finance income					5.2
Loss before tax					$(38.6)
1PPA include amortization and depreciation on the fair value adjustments of intangible and tangible assets resulting from Amer Sports' acquisition in 2019. For further information, please refer to Note 1. The Company, in the Group’s annual report on Form 20-F for the year ended December 31, 2023.
[2]Includes expenses for restructuring from severance, exit and termination events, and other non-recurring costs from payroll tax audits.
[3]Includes advisory fees in connection with M&A activities and non-recurring costs associated with the IPO and disposal of businesses.
[4]Includes expenses for the share-based payments and for fixed cash compensation on stock options vested at period end under the 2019 and 2023 ESOP plans. Refer to Note 5. Share-Based Payments for additional information about the 2019 and 2023 ESOP plans.
[5]Includes corporate expenses, which have not been allocated to the reportable segments.
For the six months ended June 30, 2023

In millions	Technical Apparel	Outdoor Performance	Ball & Racquet Sports	Reconciliation[4]	Group
Revenue	$658.2	$651.1	$597.8	$-	$1,907.1
Depreciation and amortization	$41.1	$47.2	$13.0	$3.1	$104.4

Adjusted operating profit/(loss)	$122.7	$14.9	$53.3	$(28.8)	$162.1
Adjustments
PPA[1]					(21.4)
Restructuring expenses[2]					(0.1)
Expenses related to transaction activities[3]					(2.7)
Finance cost					(187.2)
Finance income					3.1
Loss before tax					$(46.2)
1PPA includes amortization and depreciation on the fair value adjustments of intangible and tangible assets resulting from Amer Sports' acquisition in 2019. For further information, please refer to Note 1. The Company, in the Group’s annual report on Form 20-F for the year ended December 31, 2023.
[2]Includes expenses for restructuring from severance, exit and termination events.
[3]Includes advisory fees in connection with M&A activities and non-recurring costs associated with the IPO and disposal of businesses.
[4]Includes corporate expenses, which have not been allocated to the reportable segments.

The Company does not present other items of the interim consolidated statement of income and loss and other comprehensive income and loss as well as assets and liabilities per segment as such information is not evaluated or used by the CODM for decision-making purposes on a regular basis.
The majority (75.4% and 77.5% as of June 30, 2024 and December 31, 2023, respectively) of non-current assets, comprising of goodwill, other intangible assets, property, plant and equipment as well as right-of-use assets are owned from Finland. No other country is deemed individually material for the Group in all periods presented for the purpose of this disclosure.